Filed under Rule 497(e) Registration No. 033-52742

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

(the “Portfolio”)

Supplement dated November 3, 2017, to the Portfolio’s Prospectus dated May 1, 2017, as supplemented and amended to date

In the section entitled “Portfolio Summary: SA Morgan Stanley International Equities Portfolio – Investment Adviser,” the table under the heading “Portfolio Managers” is supplemented with the following:

Name and Title	Portfolio Manager of the Portfolio Since
Alex Gabriele Vice President of MSIM Limited and Portfolio Manager	2017
Richard Perrott Vice President of MSIM Limited and Portfolio Manager	2017

In the section entitled “Management,” under the heading “Information about the Subadvisers,” the fourth paragraph under the section “Morgan Stanley Investment Management Inc. (MSIM)” is deleted in its entirety and replaced with the following:

The SA Morgan Stanley International Equities Portfolio is managed by William D. Lock, Bruno Paulson, Vladimir A. Demine, Marcus Watson, Christian Derold, Dirk Hoffmann-Becking, Nic Sochovsky, Alex Gabriele and Richard Perrott. Mr. Lock, Managing Director, has been associated with Morgan Stanley Investment Management Limited (“MSIM Limited”) in an investment management capacity since 1994. Mr. Paulson, Managing Director, has been associated with MSIM Limited in an investment management capacity in 2009. Mr. Demine, Executive Director, has been associated with MSIM Limited in an investment management capacity in 2009. Mr. Watson, Vice President, has been associated with MSIM Limited in an investment management capacity since 2008. Mr. Derold, Managing Director, has been associated with Morgan Stanley Investment Management Company or its affiliates in an investment capacity since May 2006. Mr. Hoffmann-Becking, Executive Director, has been associated with MSIM Limited or its affiliates in an investment capacity since 2013. Prior to 2013, Mr. Hoffmann-Becking was associated with Societe Generale as a sell side analyst. Prior to 2012, Mr. Hoffmann-Becking was associated with Sanford Bernstein as a senior research analyst covering European Banks. Mr. Sochovsky, Executive Director, has been associated with MSIM Limited or its affiliates in an investment capacity since 2015. Prior to 2015, Mr. Sochovsky was associated with Credit Suisse within a top industry ranked consumer staples team covering food manufacturing, HPC, beverages and tobacco. Prior to 2012, Mr. Sochovsky was associated with Unicredit as the head of the consumer research team. Mr. Gabriele, Vice President, has been associated with MSIM Limited in an investment management capacity since 2012. Mr. Perrott, Vice President, has been associated with MSIM Limited in an investment management capacity since 2015. Prior to joining MSIM Limited, Mr. Perrott was an equity research analyst at Autonomous Research covering specialty financials from 2013 to 2015 and previously covered financials at Berenberg Bank from 2011 to 2013.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e) Registration No. 033-52742

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

(the “Portfolio”)

Supplement dated November 3, 2017, to the Portfolio’s Statement of Additional Information

dated May 1, 2017, as supplemented and amended to date

In the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” the information with respect to MSIM is supplemented with the following:

Advisers/ Subadvisers	Portfolio Managers	Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)

MSIM	Alex Gabriele	0	0	0	0	0	0
	Richard Perrott	0	0	0	0	0	0

*As of: August 31, 2017

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.